Shareholder Report, Holdings (Details) - CLASS I	Sep. 30, 2024
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Astrazeneca P L C Sponsored A D R [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C M S Energy Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
J P Morgan Chaseamp Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Chevron Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%
T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
International Business Machines Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Totaloftopten [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.09%